RELATED PARTY TRANSACTIONS (Q1) (Details) - USD ($)	2 Months Ended	3 Months Ended		12 Months Ended
	Jun. 08, 2015	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Jun. 27, 2013
Related Party Transaction [Line Items]
Dividends paid to parent entity				$ 4,000,000	$ 4,000,000
Foreign currency exchange (loss)/gain		$ (841,000)	$ 156,000	$ (1,100,000)	$ (484,000)
Contract obligations remaining amount						$ 3,500,000
Common stock shares acquired (in shares)		13,724,756		13,724,756	13,700,862
Subsequent Event [Member]
Related Party Transaction [Line Items]
Sale of preferred stock and warrants (in shares)	31,046	31,046
Common stock shares acquired (in shares)	9,313,800	9,300,000
Common stock shares acquired, value	$ 22,500,000
United Kingdom Subsidiary [Member]
Related Party Transaction [Line Items]
Loans to subsidiaries		$ 11,700,000
Australian Subsidiary [Member]
Related Party Transaction [Line Items]
Loans to subsidiaries		3,600,000
Agatha Christie Limited [Member]
Related Party Transaction [Line Items]
Overhead and personnel costs charged		426,000	397,000	$ 2,300,000	$ 2,100,000
Dividends paid to parent entity		0	$ 1,100,000
RLJ SPAC Acquisition, LLC [Member]
Related Party Transaction [Line Items]
Common stock outstanding		$ 2,000,000		$ 2,000,000
Period over which stocks will be acquired		24 months
Board Members and Affiliates [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Sale of preferred stock and warrants (in shares)	16,500
Common stock shares acquired (in shares)	4,950,000
Common stock shares acquired, value	$ 16,500,000